Services [Member] Expense Example - Services [Member] - BlackRock Total Return Fund - Service	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 975